DEBT	12 Months Ended
Mar. 31, 2026
DEBT
DEBT

NOTE 6— DEBT

The Company borrowed from PRC banks, other financial institutions and related parties as working capital funds. As of March 31, 2026 and 2025, the Company’s debt consisted of the following:

(a) Short-term loans:

		As of March 31,
		2026	2025
China Construction Bank (“CCB”)	(1)	$1,156,857	$1,650,888
China CITIC Bank	(2)	1,448,246	1,378,037
Bank of Guangzhou (“GZ Bank”)	(3)	1,159,756	—
Xingye Bank	(4)	579,878	—
Bank of Communications (“BOCOM”)	(5)	724,848	1,102,429
Dongguan Bank	(6)	724,848	—
Pingan Bank	(7)	434,909	—
Total short-term loans		$6,229,342	$4,131,354
(1)On June 8, 2023, Xinjiang YSX entered into a short-term loan agreement with CCB to borrow RMB2 million (approximately $289,939) for its working capital needs for one year, with an original loan maturity date of June 8, 2024 and an effective interest rate of 3.86% per annum. The loan was unsecured. On June  7, 2024, Xinjiang YSX and CCB agreed to extend the loan maturity date to June 7, 2025, with the same interest rate. The loan was fully repaid on June 11, 2025.

On June 14, 2024, Xinjiang YSX entered into a loan agreement with CCB to borrow RMB2 million (approximately $289,939) for its working capital needs for one year, with a loan maturity date of June 14, 2025 and an effective interest rate of 3.96% per annum. On June 11, 2025, Xinjiang YSX repaid RMB2 million to CCB and entered into a new loan agreement with CCB to borrow another RMB2 million (approximately $289,939) for its working capital needs for one year, with a loan maturity date of June 11, 2026 and an effective interest rate of 3.96% per annum. The loan was fully repaid.

In addition, on August 24, 2023, Xihang, entered into a revolving line of credit agreement with CCB to borrow a maximum of RMB 8 million (approximately $1,159,756) loan as working capital. The loan can be borrowed anytime during the period from August 24, 2023 to August 24, 2026. Xihang has the right to repay the loan and borrow again anytime within the loan period. The loan bears variable interest rates based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, plus 40 basis points, at an effective interest rate of 3.95% per annum. During the year ended March 31, 2025, Xihang repaid RMB 14.5 million (approximately $2.0 million) to CCB and also borrowed RMB 16.0 million (approximately $2.2 million) from CCB out of this revolving line of credit, as of March 31, 2025, the outstanding loan balance that Xihang borrowed from CCB amounted to RMB 7.98 million (approximately $1,099,673). During the year ended March 31, 2026, Xihang repaid RMB 1.0 million (approximately $144,970) to CCB and also borrowed RMB 1 million (approximately $144,970) from CCB, as of March 31, 2026, the outstanding loan balance that Xihang borrowed from CCB amounted to RMB 7.98 million (approximately $1,156,857).

As of March 31, 2026 and 2025, the aggregate principal amount of loans payable to CCB amounted to $1,156,857 and $1,650,888, respectively.

(2)From December 9, 2024 to January 2, 2025, YSX Network entered multiple loan agreements with China CITIC Bank to borrow an aggregate of loans of RMB10  million (approximately $1,449,696) for its working capital needs, with loan maturity dates ranging between December 31, 2024 to January 2, 2026. The loans bear an effective interest rate of 3.98% per annum. Mr. Jie Xiao provided a guarantee for loans of up to RMB10 million (approximately $1,449,696) that YSX Network may borrow from China CITIC Bank during the period from December 6, 2024 to November 21, 2025. During the fiscal year ended March 31, 2025, YSX Network repaid RMB10,000 (approximately $1,450) to China CITIC Bank.

On December 5, 2025, YSX Network renewed a loan of RMB4.99 million (approximately $723,398) with China CITIC Bank to extend the loan maturity date to December 4, 2026. In addition, on December 25, 2025, YSX Network renewed a loan of RMB5.0 million (approximately $724,848) with China CITIC Bank to extend the loan maturity date to December 24, 2026. The effective interest rate for both loans is 3.55% per annum. Mr. Jie Xiao and Xinjiang YSX separately signed a guarantee agreement to provided a guarantee for loans of up to RMB10.0 million (approximately US$1,449,696) that YSX Network may borrow from China CITIC Bank during the borrowing period.

As of March 31, 2026 and 2025, the aggregate principal amount of loans payable to China CITIC Bank amounted to $1,448,246 and $1,378,037, respectively.

(3)On July 9, 2025, YSX Network entered into a loan agreement with Bank of Guangzhou to borrow RMB6 million (approximately $869,817) for its working capital needs for one year, with a loan maturity date of July 9, 2026 and an effective interest rate of 3.50% per annum.

In addition, on January 7, 2026, YSX Network entered into a loan agreement with Bank of Guangzhou to borrow RMB2 million (approximately $289,939) for its working capital needs for one year, with a loan maturity date of January 7, 2027 and an effective interest rate of 3.50% per annum.

In connection with the loans that YSX Network borrowed from Bank of Guangzhou, Guangzhou YSX and Mr. Jie Xiao separately signed a guarantee agreement to provide a guarantee for loans of up to RMB8.0 million (approximately US$1,159,756) that YSX Network may borrow from Bank of Guangzhou during the borrowing period.

(4)On December 2, 2025, Xihang entered into a loan agreement with Xingye Bank to borrow RMB4.0 million (approximately $579,878) for its working capital needs for one year, with a loan maturity date of December 1, 2026 and an effective interest rate of 3.0% per annum. Mr. Weiqiang Zhen, legal representative of Xihang, and Mr. Jie Xiao, separately signed a guarantee agreement with Xingye Bank to provide a credit guarantee on this loan during the borrowing period.
(5)On October 25, 2024, YSX Network entered into a loan agreement with Bank of Communications (“BOCOM”) to borrow RMB8 million (approximately $1,159,756) for its working capital needs for one year, with a loan maturity date of October 25, 2025 and an effective interest rate of 3.20% per annum. The loan was unsecured. The loan was repaid upon maturity.

On October 22, 2025, YSX Network entered into a loan agreement with BOCOM to borrow RMB5.0 million (approximately $724,848) for its working capital needs for one year, with a loan maturity date of October 22, 2026 and an effective interest rate of 3.20% per annum.

As of March 31, 2026 and 2025, the aggregate principal amount of loans payable to BOCOM amounted to $724,848 and $1,102,429, respectively.

(6) On November 5, 2025, YSX Network entered into a loan agreement with Dongguan Bank to borrow RMB5.0 million (approximately $724,848) for its working capital needs for one year, with a loan maturity date of November 4, 2026 and an effective interest rate of 3.50% per annum. A third-party, Guangzhou Nansha Financing Guarantee Co., Ltd. entered into a guarantee agreement with Dongguan Bank to provide a credit guarantee on this loan during the loan period.
(7)On January 17, 2026, YSX Network entered into a loan agreement with Pingan Bank to borrow RMB 3.0 million (approximately $434,909) for its working capital needs for one year, with a loan maturity date of January 17, 2027 and an effective interest rate of 4.00% per annum. Mr. Jie Xiao signed a guarantee agreement with Pingan Bank to provide a credit guarantee on this loan during the borrowing period.

(b) Long-term loans:

	As of March 31,
	2026	2025
Bank of China (“BOC”)	$1,761,380	$1,860,349
Less: current portion of long-term loans	(159,467)	(578,775)
Long-term loans	$1,601,914	$1,281,574

On September 13, 2023, Xihang entered into a loan agreement with Bank of China (“BOC”) to borrow RMB3.4 million (approximately $477,595) for its working capital needs for two years, with a loan maturity date of September 12, 2025. In addition, on September 15, 2023, Xihang entered into another loan agreement with BOC to borrow an additional RMB1.6 million (approximately $224,751) for its working capital needs for two years, with a loan maturity date of September 14, 2025. The loans bear an effective interest rate of 3.70% per annum. Pursuant to the loan agreements, Xihang (i) is required to maintain an asset-liability ratio of less than 70%; (ii) must obtain a written consent from the bank if it conducts any activities associated with a business merger, acquisition, spinoff, reduction of the registered capital, share transfer, investment in external parties, significant transfer of assets and liabilities, etc.; (iii) is subject to the inspection and monitoring by BOC and must provide a fund usage report to BOC on a monthly basis; (iv) must prioritize repayment of the loans in the event of any liquidation transaction; (v) is not allowed to declare shareholder dividends until repayment of the loans; and (vi) is prohibited from disposing of its assets if such disposition would materially impair its debt repayment ability and is required to maintain the maximum external guarantee amount below the limit as set forth in the its articles of incorporation. If there is any violation of any of these loan covenant requirements, BOC has the right to terminate the loan agreements and request Xihang to repay the loans prior to the maturity dates. The loans are unsecured. As of March 31, 2025, the aggregate outstanding principal loan balance that Xihang borrowed from BOC amounted to RMB3.5 million (approximately $491,642).The loans were fully repaid.

On September 10, 2025, Xihang entered into another loan agreement with BOC to borrow RMB3.0 million (approximately $434,909) for its working capital needs for two years, with a loan maturity date of September 10, 2027 and an effective interest rate of 2.60% per annum. Pursuant to loan agreement, Xihang is required to maintain the asset-liability ratio of less than 70%. The loan is repayable in five installments, with the first installment of RMB150,000 due on October 3, 2025, followed by three semi-annual installments of RMB150,000 each, and the remaining balance payable upon maturity of the loan. As of March 31, 2026, the current portion and non-current portion of the loan amounted to RMB300,000 (approximately $43,491) and RMB2.55 million (approximately $369,672), respectively.

On December 24, 2024, YSX Network entered into a loan agreement with BOC to borrow RMB5.0 million (approximately $724,848) for its working capital needs for three years, with a loan maturity date of December 23, 2027 and an effective interest rate of 2.95% per annum. Mr. Jie Xiao and Xinjiang YSX each entered into a loan guarantee agreement with BOC to guarantee loans of up to RMB5.0 million (approximately US$724,848) that YSX Network may borrow from BOC during the period from December 20, 2024 to December 31, 2034. As of March 31, 2025, the current portion and non-current portion of the loan amounted to $55,121 and $633,897, respectively. During the fiscal year 2026, YSX Network repaid RMB400,000 (approximately $57,988) to BOC and the outstanding principal balance of the loan as of March 31, 2026 was RMB4.6 million (approximately $666,800).

On March 27, 2025, Guangzhou YSX entered into a loan agreement with BOC to borrow RMB5.0 million (approximately $724,848) for its working capital needs for three years, with a loan maturity date of March 26, 2028 and an effective interest rate of 3.00% per annum. Mr. Jie Xiao and Xinjiang YSX each entered into a loan guarantee agreement with BOC to guarantee loans of up to RMB 5.0 million (approximately $724,848) that Guangzhou YSX may borrow from BOC during the period from March 10, 2025 to December 31, 2035. As of March 31, 2025, the current portion and non-current portion of the loan amounted to $41,341 and $647,677, respectively. During the fiscal year 2026, Guangzhou YSX repaid RMB300,000 (approximately $43,491) to BOC and the outstanding principal balance of the loan as of March 31, 2026 was RMB4.7 million (approximately $681,357).

For the above mentioned long - term loans that Xihang, YSX Network and Guangzhou YSX borrowed from BOC, the current portion of long - term loans borrowed from BOC amounted to $159,467 and non - current portion of long - term loans amounted to $1,601,914 as of March 31, 2026, respectively.

For the above-mentioned short-term and long-term loans from PRC banks, financial institutions and related party, interest expense amounted to $250,553, $159,298 and $139,752 for the years ended March 31, 2026, 2025 and 2024, respectively.